INCOME TAXES	12 Months Ended
Mar. 31, 2022
INCOME TAXES

9 INCOME TAXES

There was no income or deferred tax expense for the years ended 31 March 2022, 2021 and 2020.

9.1 Reconciliation of effective tax rate

While the Company is domiciled in Singapore, the majority of operations are based in Hong Kong during the year ended 31 March 2022, 2021 and 2020. Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. Taxes charged on profits assessable elsewhere have been calculated at the rates of tax prevailing in the countries in which the Group operates, based on existing legislation, interpretation and practices in respect thereof. As at 31 March 2022, 2021 and 2020, the effective tax rate for the Group is 0%. Tax effects on other comprehensive loss has been deemed immaterial.

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Loss from continuing operations before income taxes	(76,168,079)	(132,728,891)	(57,278,276)
Profit (loss) from discontinued operations before income taxes	-	4,956,408	(857,554)
	(76,168,079)	(127,772,483)	(58,135,830)
Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(15,830,802)	(11,397,968)	(9,546,464)
Tax effect of income that is not taxable	(1,736,424)	(2,455,883)	550
Tax effect of expenses that are not deductible	850,040	7,636,301	2,233,494
Tax effect of tax losses not utilized	13,957,110	6,789,872	5,216,460
Tax effect of utilization of unrecognized tax losses	-	(963,219)	-
Tax concession received	348,951	-	-
Tax effect of temporary differences	2,760,076	390,897	2,095,960
Income tax credit for the year	348,951	-	-

The results for both reporting periods can also be analyzed in the following way:

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Loss from continuing operations	(76,168,079)	(132,728,891)	(57,278,276)
Loss from discontinued operations	-	(117,137)	(857,554)
Total losses subject to income tax	(76,168,079)	(132,846,028)	(58,135,830)
Gain on sale of discontinued operations	-	5,073,545	-
Profit (loss) for the year before tax	(76,168,079)	(127,772,483)	(58,135,830)

Of the loss generated in the year ended 31 March 2021, $5,073,545 relates to a gain on sale of the discontinued Solutions Business. The gain was recognized in Diginex Solutions Limited, a Hong Kong resident company, and was capital in nature. In Hong Kong there is no capital gains tax. As a result, the effect of non-taxable income is $833,680 at Hong Kong’s tax rate of 16.5%.

For the years ended 31 March 2022 and 2021, there were operating losses with respect to continuing and discontinued operations. No tax provision has been recognized for the periods in relation to these activities as no taxable income was generated.

Included in the loss for the year ended 31 March 2022, the following material items of income or expense are regarded non-taxable or non-deductible for tax purpose:

●	$4,858,708 relates to a dividend received by Diginex Limited, a company carrying on business in Hong Kong, declared and paid by DigitalTech Global Limited, another group company carrying on business in Hong Kong. Dividend income received from a company that is carrying on business in Hong Kong and therefore chargeable to profits tax in respect of that business is not subject to profits tax in the hands of the recipient;
●	$262,599 relates to unrealized remeasurement gain on an unlisted investment that is capital in nature (note 14), where gains and expenses which are capital in nature are not taxable in Hong Kong; and
●	$5,193,196 unrealized gain on the remeasurement of the warrant liabilities in Eqonex Limited, a Singapore resident company. These gains are capital in nature and Singapore income tax does not apply to capital gains.
●	$1,609,623 share-based payment expenses associated with share options, restricted share units and share awards which are non-deductible in Singapore;

Included in the loss from continuing operations for the year ended 31 March 2021 is a share-based payment of $45,413,018 (note 33) which relates to the Transaction. This relates to a consolidation adjustment and is not subject to taxation. The loss from continuing operations also includes an expense of $32,148,300 related to the fair value of earn-out awards (note 21), which was recognized by the Company. This expense is treated as non-deductible and tax effected at the Singapore tax rate of 17%.

The impact of the operating loss from continued operations has resulted in the Group carrying forward tax losses of $13,943,974 (2021: $16,962,865; 2020: $9,857,098). The losses carried forward as at 31 March 2022 include those accumulated in prior years. The majority of operating losses and hence tax losses have been generated in Hong Kong. Tax losses in Hong Kong can be carried forward and offset against future profits indefinitely.

9.2 Deferred income taxes

Deferred income taxes reflect the net tax effects of the temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The main components of the deferred income tax assets are as follows:

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Depreciation and amortization recognized for tax purposes	608,809	789,005	434,696
Rental payments (IFRS 16)	(211,687)	(394,631)	(391,426)
Impairment on loan balances	-	(3,477)	2,052,689
Impairment on intangible assets	2,362,954	-	-
Benefit of tax loss carryforwards	13,943,974	16,962,865	9,857,098
	16,704,050	17,353,762	11,953,057
Unrecognized deferred tax asset	(16,704,050)	(17,353,762)	(11,953,057)
Deferred tax asset	-	-	-

The ultimate realization of deferred tax assets is dependent upon the generation of sufficient future taxable income during the periods in which those temporary differences become deductible. In determining the recognition of a deferred tax asset, management considered the future profitability of the Group. While management expects the Group to return profits in the future, there is still an element of uncertainty and as such, no deferred tax asset has been recognized.